(15) INTANGIBLE ASSETS (Details 1) - Concession right Acquired in business combinations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Total	R$ 3,483,750	R$ 3,772,188
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	7,495,458	R$ 2,725,797
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ (4,011,708)
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	3.28%	3.28%	3.28%
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	3.31%	3.32%	3.31%
Intangible asset acquired, not merged [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	4.68%	4.70%	4.25%
Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate		4.70%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	3.38%		3.38%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	4.36%	5.90%	5.39%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	3.41%	3.41%	3.41%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate		3.38%
Intangible asset acquired, not merged [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 2,553,000	R$ 2,725,797
Intangible asset acquired, not merged [Member] | Parent [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	4,064,052
Intangible asset acquired, not merged [Member] | Parent [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,511,051)
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	77,888	87,873
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	304,861
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(226,974)
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	11,435
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	39,065
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(27,629)
Intangible asset acquired, not merged [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,399	1,575
Intangible asset acquired, not merged [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	3,768
Intangible asset acquired, not merged [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(2,369)
Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total		1,575
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	15,376	17,221
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	54,555
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(39,179)
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	2,443,397	2,602,622
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	3,653,906
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,210,510)
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	3,505	R$ 3,775
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	7,896
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ (4,391)
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	3.00%	3.00%	3.00%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	3.31%	3.31%	3.31%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	4.67%	4.67%	4.67%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	4.67%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total		R$ 6,438
Annual amortization rate		3.01%	3.01%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 366,887
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member]
Disclosure of detailed information about intangible assets [line items]
Total	437,958	R$ 491,574
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,571,949
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,133,992)
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Disclosure of detailed information about intangible assets [line items]
Total		287,156
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,074,026
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(819,075)
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	33,887	37,723
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	115,762
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(81,875)
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
Disclosure of detailed information about intangible assets [line items]
Total	143,141
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(223,746)
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Total		160,256
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	15,275
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ (9,296)
Intangible asset acquired and merged [Member] | Subsidiaries [Member]
Disclosure of detailed information about intangible assets [line items]
Total		554,816
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
Disclosure of detailed information about intangible assets [line items]
Total		R$ 461,795
Annual amortization rate	3.63%	3.63%	3.63%
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	3.63%		3.63%
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total		R$ 93,020
Annual amortization rate	2.34%	2.34%	2.34%
Intangible asset acquired and merged [Member] | Subsidiaries [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ 492,792
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,859,457
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,366,664)
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
Disclosure of detailed information about intangible assets [line items]
Total	409,739
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	1,433,007
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	(1,023,268)
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Disclosure of detailed information about intangible assets [line items]
Total	83,053
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Total	426,450
Intangible asset acquired and merged [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total	R$ (343,396)